S000006330 [Member] Average Annual Total Returns		4 Months Ended	12 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended	322 Months Ended	390 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		7.30%	(0.36%)		2.01%		4.43%
Bloomberg U.S. Securitized Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		8.49%	0.22%		1.68%
I Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]		8.98%	(0.77%)		1.70%		5.20%
Performance Inception Date								Jun. 17, 1993
I Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]		6.04%	(2.71%)		(0.04%)		2.96%
Performance Inception Date								Jun. 17, 1993
I Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]		5.26%	(1.42%)		0.55%		3.10%
Performance Inception Date								Jun. 17, 1993
N Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]		8.71%	(0.97%)		1.45%	4.51%
Performance Inception Date							Mar. 01, 1999
Plan Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]		9.03%	(0.74%)	0.03%
Performance Inception Date					Feb. 28, 2020
Class I-3
Prospectus [Line Items]
Performance Inception Date		Aug. 25, 2025

[1]
The Fund has adopted this broad-based index as its primary index. The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index of investment grade, U.S. dollar-denominated, fixed-rate debt issues, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

[2]	Class I-3 shares of the Fund have an inception date of August 25, 2025, and therefore do not have a full year of performance history as of the date of this Prospectus.
[3]
The Fund has adopted this index as its secondary benchmark index. The Bloomberg U.S. Securitized Index is a market-value-weighted index of investment grade, U.S. dollar-denominated, securitized fixed-rate debt issues.